Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Cumulative redeemable preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Cumulative redeemable preferred shares issued (in shares)	12,000,000	0
Cumulative redeemable preferred shares outstanding (in shares)	12,000,000	0
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, authorized (in shares)	150,000,000	150,000,000
Preferred shares, issued (in shares)	20,118,833	33,335,570
Preferred Stock, Shares Outstanding	20,118,833	33,335,570
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	400,000,000	400,000,000
Common shares, issued (in shares)	247,024,699	246,277,338
Common shares, outstanding (in shares)	247,024,699	246,277,338
Treasury stock, shares (in shares)	727,351	727,351